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SECFILENUMBER 811-21872
CUSIPNUMBER

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):

   Form10-K

Form20-F

Form11-K

Form10-Q

Form10-D         Form N-SAR   Form –CSR X

For Period Ended: November 30, 2011

Transition Report on Form 10-K Transition Report on Form 20-F Transition Report on Form 11-K Transition Report on Form 10-Q

Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that theCommission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I—REGISTRANTIN FORMATION

Mutual Fund Series Trust

Full Name of Registrant

Catalyst Funds

Former Name if Applicable

630 Fitzwatertown Road, Building A, 2nd Floor

Address of Principal Executive Office (Street and Number)

 Willow Grove, PA  19090-1904

City, State and Zip Code

PART II—RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to

Rule12b-25(b), the following should be completed. (Check box if appropriate)

(a) There as on described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

(b) The subject annual report, semi-annual report, transition report on Form10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule12b-25(c) has been attached if applicable.

PART III—NARRATIVE******see attached sheet

State below in reasonable detail why Forms10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

SEC 1344 (04-09)

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB  control  number.

(Attach extra Sheets if Needed)

PART IV—OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

David F. Ganley

215

830.8990

(Name)

(Area Code)

(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section

30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If answer is no, identify report(s).  Yes    No X

Form N-SAR for the period ending November 30, 2011 will be filed by February 13, 2012

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?  Yes   No X

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Mutual Fund Series Trust

(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 9, 2012

             By: /s/ David F. Ganley

            David F. Ganley, Secretary/Treasurer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

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GENERAL INSTRUCTIONS

1.    This form is required by Rule12b-25(17CFR240.12b-25) of the General Rules and Regulations under the Securities

Exchange Act of 1934.

2.   One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3.   A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.   Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5.  Electronic Filers: This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit reports within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201or Rule 202 of Regulation S-T(§232.201or§232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule13(b) of Regulation S-T(§232.13(b) of this chapter).

6.   Interactive data submissions. This form shall not be used by electronic filers with respect to the submission or posting of an Interactive Data File (§232.11of this chapter). Electronic filers unable to submit or post an Interactive Data File within the time period prescribed should comply with either Rule 201or 202 of Regulation ST (§232.201and §232.202 of this chapter).

Narrative – attached sheet

The registrant needs additional time to complete the presentation of its financial report.  The Compass Funds, series of the Mutual Fund Series Trust have commodity futures accounts with MF Global, Inc, which filed for bankruptcy protection on October 31, 2011.  The notes to the financial report are not complete, having to be updated to fully explain that the receivable due from MF Global is a “level 3 assets”; and the subsequent event having to do with amounts collected from MF Global between December 1, 2011 and February 6, 2012.

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